Related Party Transactions - Schedule Of Related Party Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Senior Executives [Member]
Related Party Transaction [Line Items]
Interest income	¥ 175	$ 27	¥ 982